Business Combination	12 Months Ended
Dec. 31, 2019
Business Combination [Abstract]
BUSINESS COMBINATION
25	BUSINESS COMBINATION

In connection with the Business Combination as described in note 1, the following occurred:

Twelve Seas:

●	Each outstanding ordinary share of Twelve Seas has been exchanged for one (1) ordinary share of Brooge Energy.

●	Each outstanding warrant of Twelve Seas has been exchanged for one warrant of Brooge Energy.

●	As part of the Business Combination, 10,869,719 shares were issued to Twelve Seas which included 1.5 million Escrow shares subject to meeting certain financial milestones stated in this note below. Further, 21,229,000 warrants were issued to Twelve Seas in exchange ratio stated above and further details disclosed in note 13.

●	In connection with the closing of the Business Combination, holders of 16,997,181 ordinary shares of Twelve Seas sold in Twelve Seas’s Initial Public Offering (“IPO”) exercised their right to redeem such shares at a price of $10.31 per share, for an aggregate redemption amount of approximately USD 175.36 million.

Brooge Petroleum and Gas Investment Company FZE:

●	Twelve Seas issued a total of 100 million shares (inclusive of 20 million of escrowed shares) to BPGIC in exchange for 100 ordinary shares of BPGIC. All 100 million shares were simultaneously replaced with Brooge Energy shares at the ratio of 1:1.

The fair value of the shares that were swapped between the parties above was based on the closing share price of Brooge Energy’s as traded on NASDAQ on 20 December 2019 which was USD 10.49 per share.

The fair value of the warrants that were swapped between the parties above was based on the closing price of Brooge Energy’s as traded on NASDAQ on 20 December 2019 which was USD 0.80 per warrant.

As part of the above-mentioned business combination, Twelve Seas’ net assets of USD 32.4 million (see below) were assumed by the Company and the issuance of ordinary shares and warrants by the Company was recognized at fair value of USD 131.0 million, with the resulting difference amounting to USD 98.6 million representing the listing expense recognized on the transaction. In addition, the Group incurred other listing expenses such as lawyers and consultants fees of USD 3.1 million, resulting in a total listing expense of USD 101.9 million as reflected in the consolidated statement of comprehensive income.

The net assets of USD 32,383,588 were assumed on 20 December 2019 comprised of:

USD

Cash and cash equivalent	33,064,568
Current assets	84,000
Accounts payable	(765,000)

Shares issued to Twelve Seas as part of the Business Combination included escrow shares of 1,552,000 being 30% of the founder shares which are subject to meeting certain financial milestones as mentioned below. The fair value of the shares in escrow is not materially different from that of the shares which are not in escrow as the rights of these shares are similar to those of “normal ordinary shares” since, management has a reasonable expectation that the subject financial milestones will be met.

The total shares issued by Brooge Energy to BGPIC was 98,718,035 (inclusive of the 20 million shares in escrow) after reduction of 1,281,965 shares due to the 40% cash election exercised by BPGIC. 20,000,000 of the Exchange Shares (“Escrow Property”) otherwise issuable to BPGIC is set aside in escrow until released upon the satisfaction of certain financial milestones and share price targets below:

One-half (½) of the Escrow Property shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA (as defined in the Escrow Agreement) for any full fiscal quarter during the Escrow Period (beginning with the first full fiscal quarter beginning after the Closing) (an “Escrow Quarter”) equals or exceeds USD 175,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy ordinary shares equals or exceeds $12.50 per share (subject to equitable adjustment) for any ten (10) Trading Days (as defined in the Escrow Agreement) within any twenty (20) Trading Day period during the Escrow Period.

All Escrow Property remaining in the Escrow Account shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA for any Escrow Quarter equals or exceeds $250,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy ordinary shares equals or exceeds $14.00 per share (subject to equitable adjustment) for any ten (10) Trading Days within any twenty (20) Trading Day period during the Escrow Period.

The same conditions mentioned above applied for the escrow founder shares.